Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Cost Related to Share-Based Payment Transactions

	2023 $m	2022 $m	2021 $m

Equity-settled

Operating profit before System Fund, reimbursables and exceptional items	31	28	26

System Fund	20	16	13

	51	44	39

Cash-settled

Operating profit before System Fund, reimbursables and exceptional items	5	2	2

	56	46	41

Summary of Information about Awards Granted

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation, Binomial and Finnerty valuation models
Option pricing models and assumptions	2023	2022	2021	2023	2022	2021

Weighted average share price (pence)	5,571.7	5,018.3	5,009.0	5,318.0	4,875.0	4,980.0

Expected dividend yield				2.52% to 2.77%	2.29% to 2.67%	1.11%

Risk-free interest rate				3.85%	1.29%	0.09%

Volatility a				29% to 30%	35% to 45%	43%

Term (years)	2.3	1.7	1.5	3.0	3.0	3.0

a	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Summary of Movements in Awards Outstanding Under the Schemes

	APP/DAP		LTIP/DAP
Number of share awards (thousands)		Performance-related awards/LTI	Restricted stock units

Outstanding at 1 January 2021	413	814	1,421

Granted	90	281	442

Vested	(147)	(70)	(391)

Lapsed or cancelled	(8)	(153)	(122)

Outstanding at 31 December 2021	348	872	1,350

Granted	236	323	706

Vested	(254)	(23)	(391)

Lapsed or cancelled	(9)	(239)	(90)

Outstanding at 31 December 2022	321	933	1,575

Granted	214	329	683

Vested	(186)	(180)	(533)

Lapsed or cancelled	(17)	(246)	(63)

Outstanding at 31 December 2023	332	836	1,662

Fair value of awards granted during the year (cents)

2023	6,926.4	3,169.7	6,351.0

2022	6,180.2	3,770.0	5,656.4

2021	6,888.5	4,676.3	6,559.7

Weighted average remaining contract life (years)

At 31 December 2023	1.5	1.3	1.3

At 31 December 2022	1.0	1.1	1.2

At 31 December 2021	0.5	1.2	1.2